Expense Example {- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund K PRO-09 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Class K	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954